Investment in Master Trust - Investments Measured at NAV (Details) - Puerto Rico Group Savings Plan - Sanofi U.S. Group Savings Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment in Master Trust
Total investments measured at fair value	$ 8,808,891,943	$ 7,969,065,149
TRP Retirement Date Trusts
Investment in Master Trust
Redemption Notice Period	90 days	90 days
Investments measured at net asset value
Investment in Master Trust
Total investments measured at fair value	$ 8,575,799,636	$ 7,760,185,697
Investments measured at net asset value | US Treasury Money Market Trust
Investment in Master Trust
Total investments measured at fair value	4,412,315	7,293,457
Investments measured at net asset value | Sanofi U.S. Active Bond Fund
Investment in Master Trust
Total investments measured at fair value	116,451,767	106,924,857
Investments measured at net asset value | Sanofi U.S. Bond Fund Index
Investment in Master Trust
Total investments measured at fair value	111,470,257	96,804,003
Investments measured at net asset value | Sanofi International Stock Index
Investment in Master Trust
Total investments measured at fair value	147,573,027	100,882,780
Investments measured at net asset value | Sanofi U.S. Active Stock Fund
Investment in Master Trust
Total investments measured at fair value	312,422,910	304,891,943
Investments measured at net asset value | Sanofi U.S. Stock Index
Investment in Master Trust
Total investments measured at fair value	1,055,410,167	955,182,554
Investments measured at net asset value | Sanofi-Aventis International Core Fund
Investment in Master Trust
Total investments measured at fair value	143,238,754	127,752,468
Investments measured at net asset value | TRP Retirement Date Trusts
Investment in Master Trust
Total investments measured at fair value	$ 6,684,820,420	$ 6,060,453,635